Temporary Differences That Created Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred tax assets:
Employee compensation, severance, and benefits	$ 189		$ 173
Reserves and allowances	37		40
Facilities lease commitments	35		37
Net operating loss carryforwards	6		5
State and local taxes			8
Other			5
Total deferred tax assets	267		268
Valuation allowance	(3)		(1)
Deferred tax assets - net of valuation allowance	264		267
Deferred tax liabilities:
Net unrealized gain on securities available for sale	(179)		(5)
Depreciation and amortization	(166)		(162)
Capitalized internal-use software development costs	(50)		(42)
Deferred loan costs	(15)		(20)
Deferred cancellation of debt income	(11)		(11)
Deferred Senior Note exchange	(6)
Other	(7)
Total deferred tax liabilities	(434)		(240)
Deferred tax (liability) asset - net	$ (170)	[1]	$ 27	[1]

[1]	Amounts are included in accrued expenses and other liabilities and other assets at December 31, 2012 and 2011, respectively.